Note to cash flow statement (Tables)	12 Months Ended
Mar. 31, 2024
Note to cash flow statement
Schedule of reconciliation of net debt

	At March 31,
	2024	2023	2022
	€M	€M	€M
Net cash/(debt) at beginning of year	558.8	(1,451.6)	(2,276.5)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	276.1	930.3	18.3
(Decrease)/increase in financial assets: cash > 3 months	(818.4)	122.1	468.6
(Decrease) in restricted cash	(13.1)	(3.2)	(11.4)
Net cash flow from decrease in debt	1,143.2	1,085.7	583.3
Movement in net funds resulting from cash flows	587.8	2,134.9	1,058.8

Other changes
Translation on U.S. dollar denominated debt	16.2	0.9	(4.2)
Promissory notes	213.5	—	(225.9)
Lease additions	—	(122.1)	—
Interest expense	(3.5)	(3.3)	(3.8)
Movement from other changes	226.2	(124.5)	(233.9)

Net cash/(debt) at end of year	1,372.8	558.8	(1,451.6)
Analyzed as:
Cash and cash equivalents, cash > 3 months and restricted cash	4,119.6	4,675.0	3,625.8
Total borrowings*	(2,746.8)	(4,116.2)	(5,077.4)
Net cash/(debt)	1,372.8	558.8	(1,451.6)

*Total borrowings include current and non-current maturities of debt and current and non-current lease liabilities.

Schedule of change in carrying value of share premium

	At March 31,
	2024	2023	2022
	€M	€M	€M
Balance at beginning of year	1,379.9	1,328.2	1,161.6
Changes from financing cashflows
Net proceeds from shares issued	16.4	31.7	46.8
Share premium receivable on shares issued	8.0	20.0	119.8
Movement in net funds resulting from cash flows	24.4	51.7	166.6
Balance at end of year	1,404.3	1,379.9	1,328.2

Schedule of changes in the carrying value of liabilities from financing activities

	At March 31,
	2024	2023	2022
	€M	€M	€M
Balance at beginning of year	(4,116.2)	(5,077.4)	(5,426.8)
Proceeds from borrowings	—	—	(1,192.0)
Repayments of borrowings	1,100.5	1,039.4	1,722.3
Lease liabilities paid	42.7	46.3	53.0
Lease additions	—	(122.1)	—
Interest expense	(3.5)	(3.3)	(3.8)
Foreign exchange	16.2	0.9	(4.2)
Promissory notes	213.5	—	(225.9)
Balance at end of year	(2,746.8)	(4,116.2)	(5,077.4)
Less than one year	(89.4)	(1,099.9)	(1,281.4)
More than one year	(2,657.4)	(3,016.3)	(3,796.0)
	(2,746.8)	(4,116.2)	(5,077.4)